UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%(1)

Security	Shares	Value
Aerospace & Defense — 1.5%
Precision Castparts Corp.	9,100	$1,415,596

		$1,415,596

Beverages — 2.9%
Anheuser-Busch InBev NV ADR	20,300	$1,608,166
Beam, Inc.	19,000	1,194,720

		$2,802,886

Biotechnology — 3.3%
Biogen Idec, Inc.(2)	8,300	$1,210,389
Celgene Corp.(2)	13,500	924,210
Gilead Sciences, Inc.(2)	19,600	1,064,868

		$3,199,467

Capital Markets — 0.8%
T. Rowe Price Group, Inc.	12,100	$735,075

		$735,075

Chemicals — 5.3%
Celanese Corp., Series A	24,000	$915,120
Cytec Industries, Inc.	15,900	978,804
Monsanto Co.	26,300	2,251,806
Praxair, Inc.	9,900	1,027,224

		$5,172,954

Commercial Banks — 1.9%
First Republic Bank	24,700	$803,491
Toronto-Dominion Bank (The)	12,900	1,013,682

		$1,817,173

Commercial Services & Supplies — 1.7%
United Rentals, Inc.(2)	15,100	$436,541
Waste Connections, Inc.	40,650	1,250,800

		$1,687,341

Communications Equipment — 0.8%
QUALCOMM, Inc.	13,200	$787,776

		$787,776

Computers & Peripherals — 8.4%
Apple, Inc.(2)	11,000	$6,718,360
EMC Corp.(2)	54,100	1,417,961

		$8,136,321

Consumer Finance — 1.4%
American Express Co.	24,400	$1,408,124

		$1,408,124

Distributors — 0.6%
LKQ Corp.	16,700	$590,011

		$590,011

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.1%
InvenSense, Inc.(2)	86,500	$1,115,850

		$1,115,850

Energy Equipment & Services — 3.3%
Ensco PLC, Class A	21,100	$1,146,363
Poseidon Concepts Corp.	54,100	749,853
Rowan Cos., Inc.(2)	36,100	1,268,193

		$3,164,409

Food Products — 2.7%
Annie’s, Inc.(2)	16,367	$666,955
Hershey Co. (The)	12,800	918,272
Kraft Foods, Inc., Class A	25,400	1,008,634

		$2,593,861

Health Care Equipment & Supplies — 3.0%
Align Technology, Inc.(2)	25,000	$849,000
Analogic Corp.	7,700	492,954
Intuitive Surgical, Inc.(2)	3,200	1,540,800

		$2,882,754

Health Care Providers & Services — 2.6%
Catamaran Corp.(2)	8,719	$736,843
Centene Corp.(2)	20,100	764,604
MEDNAX, Inc.(2)	16,200	1,071,306

		$2,572,753

Hotels, Restaurants & Leisure — 2.9%
Starbucks Corp.	14,500	$656,560
Yum! Brands, Inc.	32,700	2,120,268

		$2,776,828

Household Durables — 0.6%
Tempur-Pedic International, Inc.(2)	20,500	$584,045

		$584,045

Household Products — 2.0%
Church & Dwight Co., Inc.	15,700	$904,477
Colgate-Palmolive Co.	9,600	1,030,656

		$1,935,133

Industrial Conglomerates — 1.0%
Danaher Corp.	17,600	$929,456

		$929,456

Insurance — 0.8%
Aflac, Inc.	17,000	$744,260

		$744,260

Internet & Catalog Retail — 3.3%
Amazon.com, Inc.(2)	5,300	$1,236,490
priceline.com, Inc.(2)	2,200	1,455,828
Shutterfly, Inc.(2)	16,900	554,827

		$3,247,145

Internet Software & Services — 5.3%
Google, Inc., Class A(2)	2,200	$1,392,534
LinkedIn Corp., Class A(2)	7,100	728,815
MercadoLibre, Inc.	7,100	474,351
Rackspace Hosting, Inc.(2)	35,607	1,562,435
VeriSign, Inc.(2)	22,000	977,240

		$5,135,375

Security	Shares	Value
IT Services — 2.8%
Accenture PLC, Class A	16,700	$1,007,010
Visa, Inc., Class A	13,400	1,729,538

		$2,736,548

Leisure Equipment & Products — 0.8%
Polaris Industries, Inc.	9,800	$736,568

		$736,568

Life Sciences Tools & Services — 0.3%
Bruker Corp.(2)	21,100	$249,402

		$249,402

Machinery — 2.3%
Colfax Corp.(2)	20,700	$599,058
Cummins, Inc.	12,200	1,169,980
Timken Co. (The)	12,400	448,880

		$2,217,918

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	20,600	$693,602

		$693,602

Multiline Retail — 1.5%
Dollar General Corp.(2)	27,805	$1,418,333

		$1,418,333

Oil, Gas & Consumable Fuels — 3.5%
Concho Resources, Inc.(2)	12,900	$1,099,725
EOG Resources, Inc.	13,100	1,283,931
Range Resources Corp.	16,100	1,007,860

		$3,391,516

Pharmaceuticals — 3.6%
Allergan, Inc.	10,500	$861,735
Elan Corp. PLC ADR(2)	26,900	310,695
Perrigo Co.	10,000	1,140,200
Questcor Pharmaceuticals, Inc.(2)	33,100	1,220,397

		$3,533,027

Professional Services — 0.7%
Odyssey Marine Exploration, Inc.(2)	177,900	$668,904

		$668,904

Real Estate Investment Trusts (REITs) — 1.3%
AvalonBay Communities, Inc.	8,900	$1,309,101

		$1,309,101

Road & Rail — 2.3%
J.B. Hunt Transport Services, Inc.	19,100	$1,050,882
Kansas City Southern	15,832	1,152,570

		$2,203,452

Semiconductors & Semiconductor Equipment — 5.6%
Cirrus Logic, Inc.(2)	70,300	$2,584,931
Cypress Semiconductor Corp.	91,000	972,790
Intel Corp.	32,400	832,680
Mellanox Technologies, Ltd.(2)	10,100	1,059,086

		$5,449,487

Security			Shares	Value
Software — 5.2%
Ariba, Inc.(2)			33,000	$1,466,190
Citrix Systems, Inc.(2)			9,000	654,120
Infoblox, Inc.(2)			25,543	536,658
Microsoft Corp.			44,000	1,296,680
Splunk, Inc.(2)			9,304	273,538
VMware, Inc., Class A(2)			9,100	825,916

				$5,053,102

Specialty Retail — 5.7%
Home Depot, Inc. (The)			20,600	$1,074,908
Ross Stores, Inc.			21,400	1,421,816
Tractor Supply Co.			21,800	1,980,966
Ulta Salon, Cosmetics & Fragrance, Inc.			12,000	1,018,560

				$5,496,250

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B			9,400	$877,490
Wolverine World Wide, Inc.			12,000	533,160

				$1,410,650

Tobacco — 1.0%
Philip Morris International, Inc.			10,400	$950,976

				$950,976

Trading Companies & Distributors — 1.8%
W.W. Grainger, Inc.			8,700	1,782,021

				$1,782,021

Total Common Stocks (identified cost $80,055,373)				$94,735,450

Put Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Dollar General Corp.	175	$52.50	8/18/12	$34,563

Total Put Options Purchased (identified cost $30,959)				$34,563

Short-Term Investments — 2.4%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)			$2,292	$2,292,425

Total Short-Term Investments (identified cost $2,292,425)				$2,292,425

Total Investments — 100.1% (identified cost $82,378,757)				$97,062,438

Covered Call Options Written — (0.0)%(3)
Security	Number of Contracts	Strike Price	Expiration Date	Value
Biogen Idec, Inc.	21	$155.00	8/18/12	$(578)
Catamaran Corp.	9	100.00	8/18/12	(292)
Citrix Systems, Inc.	45	90.00	8/18/12	(337)
Dollar General Corp.	175	55.00	8/18/12	(1,313)
Ensco PLC, Class A	53	55.00	8/18/12	(6,625)
Intel Corp.	162	27.00	8/18/12	(1,053)
LinkedIn Corp., Class A	12	120.00	8/18/12	(1,590)
Monsanto Co.	66	92.50	8/18/12	(693)
Perrigo Co.	25	120.00	8/18/12	(1,875)
Visa, Inc., Class A	12	135.00	8/18/12	(696)

Total Covered Call Options Written (premiums received $46,545)				$(15,052)

Put Options Written — (0.0)%(3)
Security	Number of Contracts	Strike Price	Expiration Date	Value
Dollar General Corp.	175	$47.00	8/18/12	$(2,625)

Total Put Options Written (premiums received $4,916)				$(2,625)

Other Assets, Less Liabilities — (0.1)%				$(57,881)

Net Assets — 100.0%				$96,986,880

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at July 31, 2012 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $1,188.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$82,579,241

Gross unrealized appreciation	$16,051,475
Gross unrealized depreciation	(1,568,278)

Net unrealized appreciation	$14,483,197

Written options activity for the fiscal year to date ended July 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,640	$138,382
Options written	6,074	483,135
Options terminated in closing purchase transactions	(107)	(11,484)
Options exercised	(1,965)	(176,160)
Options expired	(4,887)	(382,412)

Outstanding, end of period	755	$51,461

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities that it holds to generate premium income and/or to seek to reduce the Portfolio’s exposure to a decline in the stock price.

At July 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset and liability position and whose primary underlying risk exposure is equity price risk was $34,563 and $17,677, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$94,735,450 *	$—	$—	$94,735,450
Put Options Purchased	34,563 *	—	—	34,563
Short-Term Investments	—	2,292,425	—	2,292,425

Total Investments	$94,770,013	$2,292,425	$—	$97,062,438

Liability Description
Covered Call Options Written	$(15,052)	$—	$—	$(15,052)
Put Options Written	(2,625)	—	—	(2,625)

Total	$(17,677)	$—	$—	$(17,677)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using
Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012